Fair Value Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures
Fair Value Disclosures

14.Fair Value Disclosures

The carrying values of cash and cash equivalents, restricted cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short-term nature of these financial instruments. The fair values of the credit and loan facilities approximate their carrying value, predominantly due to the variable interest rate and no significant change in the Company’s credit risk. Derivative financial instruments are stated at fair values.

The Company’s interest rate swaps did not qualify for hedge accounting. The Company adjusts its interest rate swap contracts to fair market value at the end of every period and records the resulting unrealized loss/gain during the period in the statements of operations. Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of operations are shown below:

Derivatives Instruments not	Liability Derivatives
designated as hedging instruments		December 31, 2010	December 31, 2011
	Balance Sheet Location	Fair Value	Fair Value
Interests rate contracts	Current liabilities – Interest rate swaps	$3,881,173	$2,630,574
Interest rate contracts	Long-Term Liabilities – Interest rate swaps	1,534,277	1,266,945
Total derivatives		$5,415,450	$3,897,519

Derivatives Instruments not		Year Ended
designated as hedging instruments	Location of Gain/(Loss) Recognized	December 31, 2009 Gain/(Loss)	December 31, 2010 Gain/(Loss)	December 31, 2011 Gain/(Loss)
Interest rate swaps – Fair value	Loss on derivatives (net)	$3,367,355	$2,872,337	$1,517,932
Interest rate swaps – Realized Loss	Loss on derivatives (net)	(6,606,591)	(6,036,498)	(3,858,350)
Foreign exchange contracts – Realized Gain	Loss on derivatives (net)	-	552,241	-
Net loss on derivatives		($3,239,236)	($2,611,920)	($2,340,418)

Financial Instruments that are measured at Fair Value on a Recurring Basis

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on marketbased LIBOR swap yield rates. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level 2 items in accordance with the fair value hierarchy.

The following table summarizes the valuation of our financial instruments as of December 31, 2010 and 2011.

Significant Other Observable Inputs (Level 2)
December 31,
2010	2011
Interest rate swaps - liability	$5,415,450	$3,897,519

As of December 31, 2010 and 2011, no fair value measurements for assets or liabilities under Level 1 or Level 3 were recognized in the Company’s consolidated balance sheets.

Asset Measured at Fair Value on a Non recurring Basis

During 2011, in accordance with accounting guidance relating to long lived assets held and used, the Company recognized an impairment loss on one of its vessels (the M/V Crystal Seas) prior to its sale in November 2011.

As of December 31, 2011, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. Mainly due to the continued poor performance of the drybulk charter market in 2011, and in particular the prolonged weakness noticed in the last quarter of 2011, the review indicated that such carrying amount was not recoverable for six of the Company’s vessels; the M/V Coral Seas, the M/V Golden Seas, the M/V Diamond Seas, the M/V Pearl Seas, the M/V Sapphire Seas and the M/V Friendly Seas. Details of the impairment charge for each vessel are noted in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Loss
M/V Crystal Seas	$14,000,000	$5,740,000
M/V Coral Seas	$24,250,000	$62,864,833
M/V Golden Seas	$24,250,000	$52,929,172
M/V Diamond Seas	$21,125,000	$43,513,624
M/V Pearl Seas	$24,250,000	$36,274,742
M/V Sapphire Seas	$20,750,000	$33,554,729
M/V Friendly Seas	$26,625,000	$42,450,048
TOTAL	$155,250,000	$277,327,148

The fair value is based on the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by vessel valuations of two independent shipbroker’s as of December 31, 2011, which are mainly based on recent sales and purchase transactions of similar vessels.

The Company recognized the total impairment losses of $277.3 million, which was included in the consolidated statements of operations for the period.

The Company did not have any other assets or liabilities measured at fair value on a nonrecurring basis during the years ended December 31, 2010 and 2011.